UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

VARIABLE SOCIAL AWARENESS PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2014

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited)	September 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 67.5%
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 1.5%
BorgWarner Inc.	13,710	$721,283

Hotels, Restaurants & Leisure - 1.3%
Yum! Brands Inc.	8,740	629,105

Multiline Retail - 1.5%
Target Corp.	11,120	697,002

Specialty Retail - 1.6%
TJX Cos. Inc.	12,960	766,843

Textiles, Apparel & Luxury Goods - 1.8%
V.F. Corp.	12,740	841,222

TOTAL CONSUMER DISCRETIONARY		3,655,455

CONSUMER STAPLES - 7.5%
Beverages - 0.8%
PepsiCo Inc.	4,215	392,374

Food & Staples Retailing - 2.2%
CVS Health Corp.	13,330	1,060,935

Food Products - 1.8%
Darling Ingredients Inc.	17,700	324,264	*
General Mills Inc.	9,965	502,734

Total Food Products		826,998

Household Products - 0.4%
Procter & Gamble Co.	2,167	181,464

Personal Products - 2.3%
Estee Lauder Cos. Inc., Class A Shares	14,580	1,089,418

TOTAL CONSUMER STAPLES		3,551,189

ENERGY - 8.4%
Energy Equipment & Services - 6.7%
FMC Technologies Inc.	12,590	683,763	*
National-Oilwell Varco Inc.	9,920	754,912
Schlumberger Ltd.	10,100	1,027,069
Tetra Technology Inc.	27,720	692,446

Total Energy Equipment & Services		3,158,190

Oil, Gas & Consumable Fuels - 1.7%
Noble Energy Inc.	11,890	812,800

TOTAL ENERGY		3,970,990

FINANCIALS - 10.4%
Banks - 4.7%
U.S. Bancorp	25,590	1,070,430
Wells Fargo & Co.	22,430	1,163,444

Total Banks		2,233,874

Capital Markets - 2.1%
Invesco Ltd.	12,480	492,710

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Capital Markets - 2.1% (continued)
T. Rowe Price Group Inc.	6,300	$493,920

Total Capital Markets		986,630

Consumer Finance - 1.9%
American Express Co.	10,390	909,541

Insurance - 1.0%
ACE Ltd.	4,730	467,042

Real Estate Investment Trusts (REITs) - 0.7%
Crown Castle International Corp.	4,370	351,916

TOTAL FINANCIALS		4,949,003

HEALTH CARE - 9.7%
Biotechnology - 2.2%
Alexion Pharmaceuticals Inc.	2,940	487,511	*
Gilead Sciences Inc.	5,410	575,895	*

Total Biotechnology		1,063,406

Health Care Providers & Services - 2.8%
Express Scripts Holding Co.	7,500	529,725	*
UnitedHealth Group Inc.	9,220	795,225

Total Health Care Providers & Services		1,324,950

Health Care Technology - 2.5%
Cerner Corp.	19,930	1,187,230	*

Pharmaceuticals - 2.2%
Allergan Inc.	2,060	367,071
Novo-Nordisk A/S, ADR	13,940	663,823

Total Pharmaceuticals		1,030,894

TOTAL HEALTH CARE		4,606,480

INDUSTRIALS - 7.0%
Airlines - 1.2%
Delta Air Lines Inc.	16,120	582,738

Construction & Engineering - 1.5%
Quanta Services Inc.	19,870	721,082	*

Machinery - 2.7%
Danaher Corp.	12,330	936,833
Illinois Tool Works Inc.	3,990	336,836

Total Machinery		1,273,669

Road & Rail - 1.6%
Union Pacific Corp.	7,030	762,193

TOTAL INDUSTRIALS		3,339,682

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.5%
QUALCOMM Inc.	9,370	700,595

Electronic Equipment, Instruments & Components - 1.1%
Ingenico, ADR	26,460	536,979

Internet Software & Services - 4.8%
eBay Inc.	10,910	617,833	*
Google Inc., Class A Shares	860	506,032	*
Google Inc., Class C Shares	860	496,530	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY			SHARES	VALUE
Internet Software & Services - 4.8% (continued)
LinkedIn Corp., Class A Shares			3,230	$671,162	*

Total Internet Software & Services				2,291,557

IT Services - 0.7%
Visa Inc., Class A Shares			1,550	330,724

Software - 1.7%
VMware Inc., Class A Shares			8,430	791,071	*

Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc.			10,080	1,015,560
NetApp Inc.			14,150	607,884

Total Technology Hardware, Storage & Peripherals				1,623,444

TOTAL INFORMATION TECHNOLOGY				6,274,370

MATERIALS - 2.1%
Chemicals - 2.1%
Air Products & Chemicals Inc.			5,085	661,966
Potash Corp. of Saskatchewan Inc.			9,020	311,731

TOTAL MATERIALS				973,697

UTILITIES - 1.5%
Water Utilities - 1.5%
American Water Works Co. Inc.			14,560	702,229

TOTAL COMMON STOCKS (Cost - $20,855,710)				32,023,095

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.5%
Nelnet Student Loan Trust, 2008-2 A4 (Cost - $230,809)	1.934%	6/26/34	$222,000	232,034	(a)

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.347%	11/10/42	96,559	96,524	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.989%	12/10/49	59,671	59,966	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	2,093	2,141
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	100,917	107,207
Federal National Mortgage Association (FNMA), 2011-053 CY	4.000%	6/25/41	22,359	23,688
Federal National Mortgage Association (FNMA), 2011-111 VA	4.000%	1/25/23	27,898	28,037
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	39,714	40,362
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	90,190	93,055
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	134,673	140,893

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $599,788)				591,873

CORPORATE BONDS & NOTES - 17.5%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	115,000	130,944

Media - 0.8%
Comcast Corp., Senior Notes	3.375%	2/15/25	70,000	69,196
Comcast Corp., Senior Notes	5.650%	6/15/35	200,000	235,862
Thomson Reuters Corp., Senior Notes	1.300%	2/23/17	50,000	49,943

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 0.8% (continued)
Viacom Inc., Senior Notes	2.500%	9/1/18	$50,000	$50,675

Total Media				405,676

TOTAL CONSUMER DISCRETIONARY				536,620

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
PepsiCo Inc., Senior Notes	5.000%	6/1/18	245,000	272,885

ENERGY - 0.9%
Energy Equipment & Services - 0.1%
FMC Technologies Inc., Senior Notes	2.000%	10/1/17	50,000	50,422

Oil, Gas & Consumable Fuels - 0.8%
ONEOK Partners LP, Senior Notes	2.000%	10/1/17	50,000	50,321
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	250,000	254,970
Statoil ASA, Senior Notes	3.125%	8/17/17	70,000	73,533

Total Oil, Gas & Consumable Fuels				378,824

TOTAL ENERGY				429,246

FINANCIALS - 9.9%
Banks - 5.0%
Bank of America Corp., Senior Notes	5.625%	10/14/16	250,000	271,373
Bank of America Corp., Senior Notes	1.350%	11/21/16	200,000	200,376
Bank of Montreal, Senior Notes	1.400%	9/11/17	75,000	75,175
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	100,000	101,629
Bank of Nova Scotia, Senior Notes	2.050%	10/30/18	125,000	124,771
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	170,000	182,578
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Notes	4.500%	1/11/21	350,000	382,252
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	2.125%	10/13/15	170,000	172,917
Fifth Third Bancorp, Senior Notes	3.625%	1/25/16	100,000	103,553
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	200,000	207,198
JPMorgan Chase & Co., Senior Notes	6.000%	1/15/18	75,000	84,452
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	175,000	182,218
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	100,000	109,670
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	175,000	177,591

Total Banks				2,375,753

Capital Markets - 1.6%
BlackRock Inc., Senior Notes	3.500%	12/10/14	160,000	160,955
BlackRock Inc., Senior Notes	4.250%	5/24/21	125,000	136,286
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	155,000	160,233
Goldman Sachs Group Inc., Senior Notes	1.334%	11/15/18	150,000	152,757	(a)
Morgan Stanley, Subordinated Notes	5.000%	11/24/25	70,000	73,301
State Street Corp., Senior Notes	3.700%	11/20/23	65,000	67,330

Total Capital Markets				750,862

Consumer Finance - 0.2%
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	125,000	127,679

Diversified Financial Services - 1.3%
Intercontinental Exchange Inc., Senior Notes	2.500%	10/15/18	45,000	45,734
Intercontinental Exchange Inc., Senior Notes	4.000%	10/15/23	125,000	130,614
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	200,000	289,435
NYSE Euronext, Senior Notes	2.000%	10/5/17	140,000	141,415

Total Diversified Financial Services				607,198

Insurance - 0.3%
Aflac Inc., Senior Notes	4.000%	2/15/22	130,000	138,065

Real Estate Investment Trusts (REITs) - 1.5%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	50,000	54,342

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Real Estate Investment Trusts (REITs) - 1.5% (continued)
Government Properties Income Trust, Senior Notes	3.750%	8/15/19	$55,000	$55,439
HCP Inc., Senior Notes	2.625%	2/1/20	250,000	246,649
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	125,000	129,756
Hospitality Properties Trust, Senior Notes	4.650%	3/15/24	100,000	101,528
Simon Property Group LP, Senior Notes	4.200%	2/1/15	40,000	40,118
Simon Property Group LP, Senior Notes	4.125%	12/1/21	85,000	91,298

Total Real Estate Investment Trusts (REITs)				719,130

TOTAL FINANCIALS				4,718,687

HEALTH CARE - 1.6%
Biotechnology - 0.2%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	110,000	114,645

Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	3.000%	3/15/15	70,000	70,847
Stryker Corp., Senior Notes	3.000%	1/15/15	65,000	65,495

Total Health Care Equipment & Supplies				136,342

Health Care Providers & Services - 0.1%
UnitedHealth Group Inc., Senior Notes	1.400%	10/15/17	50,000	49,965

Pharmaceuticals - 1.0%
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	130,000	133,538
Pfizer Inc., Senior Notes	1.100%	5/15/17	155,000	154,725
Wyeth, Notes	5.500%	2/15/16	165,000	176,137

Total Pharmaceuticals				464,400

TOTAL HEALTH CARE				765,352

INDUSTRIALS - 0.1%
Machinery - 0.1%
Flowserve Corp., Senior Notes	4.000%	11/15/23	50,000	50,812

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.3%
Cisco Systems Inc., Senior Notes	2.125%	3/1/19	125,000	125,015

Internet Software & Services - 0.3%
eBay Inc., Senior Notes	1.625%	10/15/15	125,000	126,485

Semiconductors & Semiconductor Equipment - 0.7%
Altera Corp., Senior Notes	2.500%	11/15/18	75,000	75,753
Intel Corp., Senior Notes	1.350%	12/15/17	125,000	124,692
Texas Instruments Inc., Senior Notes	1.650%	8/3/19	150,000	146,053

Total Semiconductors & Semiconductor Equipment				346,498

Software - 0.6%
Microsoft Corp., Senior Notes	1.625%	9/25/15	160,000	162,171
Oracle Corp., Senior Notes	2.800%	7/8/21	125,000	124,257

Total Software				286,428

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	2.100%	5/6/19	180,000	180,172

TOTAL INFORMATION TECHNOLOGY				1,064,598

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	200,000	242,145

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications Inc., Senior Notes	1.984%	9/14/18	55,000	57,993	(a)
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	150,000	174,629

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL TELECOMMUNICATION SERVICES				$232,622

TOTAL CORPORATE BONDS & NOTES (Cost - $7,960,078)				8,312,967

MORTGAGE-BACKED SECURITIES - 1.4%
FHLMC - 0.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/32	$97,447	101,519
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	73,428	82,857
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/35-6/1/36	147,053	162,463

Total FHLMC				346,839

FNMA - 0.7%
Federal National Mortgage Association (FNMA)	5.000%	5/1/18	50,861	53,718
Federal National Mortgage Association (FNMA)	6.000%	6/1/22-9/1/37	85,458	96,177
Federal National Mortgage Association (FNMA)	5.500%	1/1/24-6/1/36	128,643	142,716
Federal National Mortgage Association (FNMA)	6.500%	2/1/37	21,466	24,319

Total FNMA				316,930

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $602,122)				663,769

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.6%
U.S. Government Agencies - 3.5%
Federal Farm Credit Bank (FFCB), Bonds	2.070%	9/27/21	125,000	120,941
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.000%	8/25/16	130,000	133,478
Federal Home Loan Mortgage Corp. (FHLMC), Notes	3.750%	3/27/19	120,000	129,995
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.250%	10/2/19	75,000	72,887
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	1/13/22	560,000	557,132
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	365,000	519,503
Federal National Mortgage Association (FNMA), Notes	1.150%	12/12/18	150,000	146,624

Total U.S. Government Agencies				1,680,560

U.S. Government Obligations - 3.1%
U.S. Treasury Bonds	6.250%	8/15/23	50,000	65,461
U.S. Treasury Bonds	3.500%	2/15/39	176,000	187,316
U.S. Treasury Bonds	4.375%	11/15/39	242,000	295,373
U.S. Treasury Notes	2.250%	11/30/17	70,000	72,283
U.S. Treasury Notes	3.625%	8/15/19	190,000	206,573
U.S. Treasury Notes	2.625%	8/15/20	545,000	563,543

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - 3.1% (continued)
U.S. Treasury Notes	3.125%	5/15/21	$50,000	$52,994

Total U.S. Government Obligations				1,443,543

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,927,252)				3,124,103

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $33,175,759)				44,947,841

SHORT-TERM INVESTMENTS - 5.1%
Repurchase Agreements - 5.1%
Interest in $1,332,731,000 joint tri-party repurchase agreement dated 9/30/14 with RBS Securities Inc.; Proceeds at maturity - $2,426,000; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 4/15/15 to 2/15/44; Market Value - $2,474,520) (Cost - $2,426,000)	0.001%	10/1/14	2,426,000	2,426,000

TOTAL INVESTMENTS - 99.8% (Cost - $35,601,759#)				47,373,841
Other Assets in Excess of Liabilities - 0.2%				99,056

TOTAL NET ASSETS - 100.0%				$47,472,897

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$32,023,095	—	—	$32,023,095
Asset-backed securities	—	$232,034	—	232,034
Collateralized mortgage obligations	—	591,873	—	591,873
Corporate bonds & notes	—	8,312,967	—	8,312,967
Mortgage-backed securities	—	663,769	—	663,769
U.S. government & agency obligations	—	3,124,103	—	3,124,103

Total long-term investments	$32,023,095	$12,924,746	—	$44,947,841

Short-term investments†	—	2,426,000	—	2,426,000

Total investments	$32,023,095	$15,350,746	—	$47,373,841

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and

Notes to Schedule of Investments (unaudited) (continued)

the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,065,529
Gross unrealized depreciation	(293,447)

Net unrealized appreciation	$11,772,082

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2014, the Portfolio did not invest in any derivative instruments.

4. Subsequent event

On June 4, 2014, Stifel Financial Corp. (“Stifel”), a financial services holding company, announced a definitive agreement to acquire Legg Mason Investment Counsel & Trust Co., N.A. (subsequently renamed 1919 Investment Counsel and Trust Company, N.A.) (“1919 ICTC”) from Legg Mason, Inc. (“Legg Mason”). Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Portfolio’s investment manager, and 1919 ICTC are wholly owned subsidiaries of Legg Mason, and Legg Mason Investment Counsel, LLC (“LMIC”), a wholly owned subsidiary of 1919 ICTC, is the Portfolio’s subadviser.

In connection with the acquisition, LMPFA recommended to the Portfolio’s Board of Trustees that they approve a reorganization pursuant to which the Portfolio’s assets would be acquired, and its liabilities would be assumed, by a newly organized series, 1919 Variable Socially Responsive Balanced Fund (the “New Fund”) of the Trust for Advised Portfolios (the “TAP Trust”), in exchange for shares of the New Fund. Shares of the New Fund would then be distributed to Portfolio shareholders and the Portfolio would be terminated. On July 18, 2014, the Board of Trustees, on behalf of the Portfolio, approved the Portfolio reorganization, subject to shareholder approval and certain other conditions. At the special meeting of shareholders held on October 15, 2014, the Portfolio’s shareholders approved the reorganization.

If the Portfolio reorganization is effected, LMIC will be renamed and indirectly owned by Stifel, and will serve as investment adviser to the New Fund. The New Fund will maintain the continuity of the Portfolio’s investment program with certain differences, which are not expected to result in material differences in the ways the Portfolio is currently managed and the New Fund will be managed. The Portfolio’s current investment management agreement with LMPFA and subadvisory agreement with Western Asset Management Company for the management of cash and short-term instruments will be terminated.

The Portfolio reorganization is subject to the satisfaction of certain closing conditions and the receipt of certain additional approvals. If the required conditions are satisfied, it is possible that the Portfolio reorganization could occur as early as October 31, 2014 or such other date as the parties may agree.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 29, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 29, 2014